Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories consist of the following:

As of December 31	2015	2016
(in thousands)	EUR	EUR

Raw materials	588,277	674,733
Work-in-process	1,370,934	1,415,452
Finished products	1,029,535	1,073,404

Inventories, gross	2,988,746	3,163,589
Allowance for obsolescence and/or lower market value	(415,016)	(382,711)
Inventories, net	2,573,730	2,780,878

The increase in inventory in 2016 compared to 2015 is mainly caused by the acquisition of HMI.
A summary of activity in the allowance for obsolescence and/or lower market value is as follows:

Year ended December 31	2015	2016
(in thousands)	EUR	EUR

Balance at beginning of year	(311,382)	(415,016)
Addition for the year	(211,801)	(73,035)
Effect of changes in exchange rates	(10,451)	(5,300)
Utilization of the provision	118,618	110,640
Balance at end of year	(415,016)	(382,711)

In 2016, the addition for the year is recorded in cost of sales EUR 69.2 million and in R&D costs EUR 3.8 million (2015: cost of sales EUR 206.7 million and R&D costs EUR 5.1 million, 2014: cost of sales EUR 146.3 million and R&D costs EUR 16.5 million). The 2016 addition for the year mainly relates to inventory items which became obsolete due to technological developments and design changes.
Utilization of the provision mainly relates to the scrapping of obsolete inventories.